INVESTMENTS - (Details) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
INVESTMENTS
Debt investments	¥ 28,272		¥ 11,394
Equity investments	33,103		35,800
Long-term investments	¥ 61,375	$ 8,777	¥ 47,194